PORTFOLIO OF INVESTMENTS – as of April 30, 2020 (Unaudited)

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks – 61.1% of Net Assets

	Aerospace & Defense – 0.7%
23	Axon Enterprise, Inc.(a)	$1,672
100	Boeing Co. (The)	14,102
34	Moog, Inc., Class A	1,682
55	Raytheon Technologies Corp.	3,565
16	Teledyne Technologies, Inc.(a)	5,211

		26,232

	Air Freight & Logistics – 0.7%
249	Expeditors International of Washington, Inc.	17,830
24	FedEx Corp.	3,042
55	United Parcel Service, Inc., Class B	5,206

		26,078

	Airlines – 0.1%
12	Delta Air Lines, Inc.	311
167	Hawaiian Holdings, Inc.	2,405

		2,716

	Auto Components – 0.3%
115	Aptiv PLC	7,998
15	BorgWarner, Inc.	429
192	Delphi Technologies PLC(a)	1,918
30	Visteon Corp.(a)	1,809

		12,154

	Automobiles – 0.5%
728	Fiat Chrysler Automobiles NV	6,268
429	General Motors Co.	9,563
32	Thor Industries, Inc.	2,118

		17,949

	Banks – 3.3%
88	Ameris Bancorp	2,238
157	BancorpSouth Bank	3,437
798	Bank of America Corp.	19,192
342	Cadence BanCorp	2,264
415	Citigroup, Inc.	20,152
222	Citizens Financial Group, Inc.	4,970
120	Columbia Banking System, Inc.	3,239
9	Comerica, Inc.	314
76	Cullen/Frost Bankers, Inc.	5,461
275	Fulton Financial Corp.	3,215
233	Huntington Bancshares, Inc.	2,153
140	International Bancshares Corp.	4,059
366	KeyCorp	4,264
26	M&T Bank Corp.	2,914
574	People’s United Financial, Inc.	7,284
81	PNC Financial Services Group, Inc. (The)	8,640

Shares	Description	Value (†)
Common Stocks – continued

	Banks – continued
162	Regions Financial Corp.	$1,741
127	TCF Financial Corp.	3,771
134	Truist Financial Corp.	5,001
216	Trustmark Corp.	5,748
333	Wells Fargo & Co.	9,674
58	Wintrust Financial Corp.	2,430
114	Zions Bancorp N.A.	3,603

		125,764

	Beverages – 1.6%
87	Brown-Forman Corp., Class B	5,412
198	Coca-Cola Co. (The)	9,086
83	Constellation Brands, Inc., Class A	13,669
395	Monster Beverage Corp.(a)	24,415
61	PepsiCo, Inc.	8,070

		60,652

	Biotechnology – 2.1%
65	AbbVie, Inc.	5,343
60	Amgen, Inc.	14,353
13	Biogen, Inc.(a)	3,859
102	BioMarin Pharmaceutical, Inc.(a)	9,386
108	Gilead Sciences, Inc.	9,072
21	Ligand Pharmaceuticals, Inc.(a)	2,070
68	Regeneron Pharmaceuticals, Inc.(a)	35,760
5	Vertex Pharmaceuticals, Inc.(a)	1,256

		81,099

	Building Products – 0.3%
181	Johnson Controls International PLC	5,269
21	Lennox International, Inc.	3,920
67	Owens Corning	2,905

		12,094

	Capital Markets – 4.5%
8	Affiliated Managers Group, Inc.	560
12	Ameriprise Financial, Inc.	1,379
455	Bank of New York Mellon Corp. (The)	17,081
16	BlackRock, Inc.	8,033
473	Charles Schwab Corp. (The)	17,842
23	CME Group, Inc.	4,099
51	FactSet Research Systems, Inc.	14,025
98	Franklin Resources, Inc.	1,846
56	Goldman Sachs Group, Inc. (The)	10,272
55	Intercontinental Exchange, Inc.	4,920
58	Invesco Ltd.	500
108	Janus Henderson Group PLC	1,933
121	Legg Mason, Inc.	6,029
67	Moody’s Corp.	16,341
36	MSCI, Inc.	11,772
60	Northern Trust Corp.	4,750

Shares	Description	Value (†)
Common Stocks – continued

	Capital Markets – continued
51	S&P Global, Inc.	$14,937
214	SEI Investments Co.	10,905
329	State Street Corp.	20,740
7	T. Rowe Price Group, Inc.	809

		168,773

	Chemicals – 0.9%
30	DuPont de Nemours, Inc.	1,411
53	Ecolab, Inc.	10,256
59	HB Fuller Co.	2,171
43	Innospec, Inc.	3,118
12	International Flavors & Fragrances, Inc.	1,572
51	Linde PLC	9,383
50	Minerals Technologies, Inc.	2,202
30	Stepan Co.	2,862

		32,975

	Commercial Services & Supplies – 0.3%
55	Healthcare Services Group, Inc.	1,402
31	MSA Safety, Inc.	3,488
46	Tetra Tech, Inc.	3,463
44	Waste Management, Inc.	4,401

		12,754

	Communications Equipment – 0.9%
74	Ciena Corp.(a)	3,422
473	Cisco Systems, Inc.	20,046
8	F5 Networks, Inc.(a)	1,114
39	InterDigital, Inc.	2,253
41	Lumentum Holdings, Inc.(a)	3,317
17	Motorola Solutions, Inc.	2,445

		32,597

	Construction & Engineering – 0.2%
141	AECOM(a)	5,113
173	Fluor Corp.	2,024

		7,137

	Consumer Finance – 1.2%
803	Ally Financial, Inc.	13,161
141	American Express Co.	12,866
267	Capital One Financial Corp.	17,291

		43,318

	Containers & Packaging – 0.2%
84	Ball Corp.	5,510
46	International Paper Co.	1,575
210	O-I Glass, Inc.	1,730

		8,815

Shares	Description	Value (†)
Common Stocks – continued

	Distributors – 0.2%
37	Genuine Parts Co.	$2,934
20	POOL CORP.	4,233

		7,167

	Diversified Consumer Services – 0.1%
93	Service Corp. International	3,417

	Diversified Telecommunication Services – 0.3%
165	AT&T, Inc.	5,028
89	Verizon Communications, Inc.	5,113

		10,141

	Electric Utilities – 0.5%
122	American Electric Power Co., Inc.	10,139
19	Edison International	1,116
31	Eversource Energy	2,502
24	FirstEnergy Corp.	990
41	IDACORP, Inc.	3,763
43	PPL Corp.	1,093

		19,603

	Electrical Equipment – 0.3%
16	Acuity Brands, Inc.	1,385
55	Eaton Corp. PLC	4,593
28	Hubbell, Inc.	3,484

		9,462

	Electronic Equipment, Instruments & Components – 0.9%
78	Avnet, Inc.	2,341
32	Belden, Inc.	1,094
80	Cognex Corp.	4,419
17	Coherent, Inc.(a)	2,174
39	Corning, Inc.	858
16	Littelfuse, Inc.	2,324
15	Rogers Corp.(a)	1,666
206	TE Connectivity Ltd.	15,133
95	Trimble, Inc.(a)	3,290
141	Vishay Intertechnology, Inc.	2,339

		35,638

	Energy Equipment & Services – 0.3%
114	Baker Hughes Co.	1,590
80	National Oilwell Varco, Inc.	1,011
370	Schlumberger Ltd.	6,224
46	TechnipFMC PLC	410

		9,235

	Entertainment – 1.3%
34	Activision Blizzard, Inc.	2,167
68	Cinemark Holdings, Inc.	971
21	Electronic Arts, Inc.(a)	2,400
54	Netflix, Inc.(a)	22,672

Shares	Description	Value (†)
Common Stocks – continued

	Entertainment – continued
26	Take-Two Interactive Software, Inc.(a)	$3,147
163	Walt Disney Co. (The)	17,628

		48,985

	Food & Staples Retailing – 0.3%
106	Kroger Co. (The)	3,351
189	SpartanNash Co.	3,241
28	Sysco Corp.	1,575
99	Walgreens Boots Alliance, Inc.	4,286

		12,453

	Food Products – 0.6%
68	Campbell Soup Co.	3,399
50	General Mills, Inc.	2,995
81	Hain Celestial Group, Inc. (The)(a)	2,093
7	Hershey Co. (The)	927
71	Hormel Foods Corp.	3,326
41	Ingredion, Inc.	3,329
15	J.M. Smucker Co. (The)	1,724
61	Kellogg Co.	3,995
7	McCormick & Co., Inc.	1,098
20	Mondelez International, Inc., Class A	1,029

		23,915

	Gas Utilities – 0.3%
84	New Jersey Resources Corp.	2,838
47	ONE Gas, Inc.	3,746
92	South Jersey Industries, Inc.	2,630
101	UGI Corp.	3,048

		12,262

	Health Care Equipment & Supplies – 1.0%
4	Becton Dickinson & Co.	1,010
24	Boston Scientific Corp.(a)	899
7	Cooper Cos., Inc. (The)	2,007
17	Danaher Corp.	2,779
17	DENTSPLY SIRONA, Inc.	721
4	Edwards Lifesciences Corp.(a)	870
44	Globus Medical, Inc., Class A(a)	2,088
22	Haemonetics Corp.(a)	2,503
41	Hill-Rom Holdings, Inc.	4,612
27	Hologic, Inc.(a)	1,353
10	Intuitive Surgical, Inc.(a)	5,109
151	Meridian Bioscience, Inc.(a)	1,812
33	Merit Medical Systems, Inc.(a)	1,347
6	STERIS PLC	855
4	Stryker Corp.	746
26	Varian Medical Systems, Inc.(a)	2,974
29	West Pharmaceutical Services, Inc.	5,489

		37,174

Shares	Description	Value (†)
Common Stocks – continued

	Health Care Providers & Services – 2.5%
45	Acadia Healthcare Co., Inc.(a)	$1,080
14	Amedisys, Inc.(a)	2,578
8	Anthem, Inc.	2,246
30	BioTelemetry, Inc.(a)	1,401
86	Centene Corp.(a)	5,726
10	Chemed Corp.	4,166
13	Cigna Corp.	2,545
234	CVS Health Corp.	14,403
19	DaVita, Inc.(a)	1,501
40	Encompass Health Corp.	2,650
139	HCA Healthcare, Inc.	15,273
29	Henry Schein, Inc.(a)	1,582
53	Humana, Inc.	20,237
22	Laboratory Corp. of America Holdings(a)	3,618
164	MEDNAX, Inc.(a)	2,381
74	Patterson Cos., Inc.	1,353
35	Quest Diagnostics, Inc.	3,854
33	UnitedHealth Group, Inc.	9,652

		96,246

	Health Care Technology – 0.5%
159	Allscripts Healthcare Solutions, Inc.(a)	1,034
196	Cerner Corp.	13,600
77	HMS Holdings Corp.(a)	2,208

		16,842

	Hotels, Restaurants & Leisure – 1.9%
38	Dine Brands Global, Inc.	1,687
12	Domino’s Pizza, Inc.	4,343
43	Dunkin’ Brands Group, Inc.	2,702
129	Hilton Worldwide Holdings, Inc.	9,767
26	Jack in the Box, Inc.	1,568
26	Marriott Vacations Worldwide Corp.	2,158
9	McDonald’s Corp.	1,688
626	MGM Resorts International	10,535
158	Starbucks Corp.	12,123
158	Wendy’s Co. (The)	3,138
347	Yum China Holdings, Inc.	16,816
72	Yum! Brands, Inc.	6,223

		72,748

	Household Durables – 0.3%
126	KB Home	3,306
95	Meritage Homes Corp.(a)	4,993
169	Taylor Morrison Home Corp.(a)	2,459

		10,758

	Household Products – 0.8%
7	Clorox Co. (The)	1,305
160	Colgate-Palmolive Co.	11,243

Shares	Description	Value (†)
Common Stocks – continued

	Household Products – continued
155	Procter & Gamble Co. (The)	$18,270

		30,818

	Independent Power & Renewable Electricity Producers – 0.3%
84	AES Corp. (The)	1,113
139	Ormat Technologies, Inc.	8,675

		9,788

	Industrial Conglomerates – 0.3%
22	Carlisle Cos., Inc.	2,661
1,270	General Electric Co.	8,636
8	Honeywell International, Inc.	1,135

		12,432

	Insurance – 1.2%
24	Aflac, Inc.	894
45	Allstate Corp. (The)	4,578
424	American International Group, Inc.	10,782
20	Brighthouse Financial, Inc.(a)	514
66	Chubb Ltd.	7,129
10	eHealth, Inc.(a)	1,067
72	First American Financial Corp.	3,321
27	Hanover Insurance Group, Inc. (The)	2,710
44	Hartford Financial Services Group, Inc. (The)	1,672
38	Lincoln National Corp.	1,348
28	Marsh & McLennan Cos., Inc.	2,725
82	Prudential Financial, Inc.	5,114
30	Travelers Cos., Inc. (The)	3,036

		44,890

	Interactive Media & Services – 3.2%
16	Alphabet, Inc., Class A(a)	21,547
30	Alphabet, Inc., Class C(a)	40,460
242	Facebook, Inc., Class A(a)	49,540
76	Match Group, Inc.(a)	5,849
219	Pinterest, Inc., Class A(a)	4,524

		121,920

	Internet & Direct Marketing Retail – 3.0%
162	Alibaba Group Holding Ltd., Sponsored ADR(a)	32,833
17	Amazon.com, Inc.(a)	42,058
14	Booking Holdings, Inc.(a)	20,728
376	eBay, Inc.	14,976
53	Etsy, Inc.(a)	3,438

		114,033

	IT Services – 3.2%
96	Automatic Data Processing, Inc.	14,082
70	Cognizant Technology Solutions Corp., Class A	4,061
486	DXC Technology Co.	8,811
15	Fiserv, Inc.(a)	1,546

Shares	Description	Value (†)
Common Stocks – continued

	IT Services – continued
81	Gartner, Inc.(a)	$9,624
20	Global Payments, Inc.	3,320
24	International Business Machines Corp.	3,013
61	MasterCard, Inc., Class A	16,773
25	Paychex, Inc.	1,713
32	PayPal Holdings, Inc.(a)	3,936
215	Sabre Corp.	1,563
10	VeriSign, Inc.(a)	2,095
259	Visa, Inc., Class A	46,289
21	WEX, Inc.(a)	2,779

		119,605

	Leisure Products – 0.0%
97	Callaway Golf Co.	1,389

	Life Sciences Tools & Services – 0.7%
21	Agilent Technologies, Inc.	1,610
27	Illumina, Inc.(a)	8,614
11	IQVIA Holdings, Inc.(a)	1,568
1	Mettler-Toledo International, Inc.(a)	720
54	NeoGenomics, Inc.(a)	1,476
39	Repligen Corp.(a)	4,530
17	Thermo Fisher Scientific, Inc.	5,690
7	Waters Corp.(a)	1,309

		25,517

	Machinery – 2.4%
52	AGCO Corp.	2,748
135	Caterpillar, Inc.	15,711
80	Cummins, Inc.	13,080
125	Deere & Co.	18,133
60	Flowserve Corp.	1,690
8	Illinois Tool Works, Inc.	1,300
70	ITT, Inc.	3,690
89	Kennametal, Inc.	2,279
55	Oshkosh Corp.	3,714
119	Parker-Hannifin Corp.	18,816
16	Proto Labs, Inc.(a)	1,626
70	Terex Corp.	1,063
61	Toro Co. (The)	3,893
17	Xylem, Inc.	1,222

		88,965

	Media – 1.2%
4	Cable One, Inc.	7,651
24	Charter Communications, Inc., Class A(a)	11,886
450	Comcast Corp., Class A	16,933
21	Discovery, Inc., Series C(a)	429
59	Fox Corp., Class A	1,526
38	Interpublic Group of Cos., Inc. (The)	645
76	New York Times Co. (The), Class A	2,472

Shares	Description	Value (†)
Common Stocks – continued

	Media – continued
54	Omnicom Group, Inc.	$3,080
63	ViacomCBS, Inc., Class B	1,087

		45,709

	Metals & Mining – 0.4%
122	Commercial Metals Co.	1,945
49	Newmont Corp.	2,914
10	Nucor Corp.	412
52	Reliance Steel & Aluminum Co.	4,658
35	Royal Gold, Inc.	4,289

		14,218

	Multi-Utilities – 0.3%
71	Consolidated Edison, Inc.	5,595
29	DTE Energy Co.	3,008
20	Sempra Energy	2,477
20	WEC Energy Group, Inc.	1,811

		12,891

	Multiline Retail – 0.2%
322	Macy’s, Inc.	1,887
51	Target Corp.	5,597

		7,484

	Oil, Gas & Consumable Fuels – 1.2%
725	Apache Corp.	9,483
66	Concho Resources, Inc.	3,743
83	Devon Energy Corp.	1,035
111	Diamondback Energy, Inc.	4,833
243	EOG Resources, Inc.	11,545
123	EQT Corp.	1,795
400	Marathon Oil Corp.	2,448
130	Noble Energy, Inc.	1,275
74	ONEOK, Inc.	2,215
397	Southwestern Energy Co.(a)	1,282
39	Valero Energy Corp.	2,471
65	World Fuel Services Corp.	1,625

		43,750

	Paper & Forest Products – 0.1%
53	Domtar Corp.	1,238
93	Louisiana-Pacific Corp.	1,860

		3,098

	Personal Products – 0.0%
9	Estee Lauder Cos., Inc. (The), Class A	1,588

	Pharmaceuticals – 1.6%
4	Allergan PLC	749
55	Bristol-Myers Squibb Co.	3,345
68	Catalent, Inc.(a)	4,702
36	Eli Lilly & Co.	5,567

Shares	Description	Value (†)
Common Stocks – continued

	Pharmaceuticals – continued
82	Merck & Co., Inc.	$6,506
100	Novartis AG, Sponsored ADR	8,473
90	Novo Nordisk A/S, Sponsored ADR	5,700
21	Perrigo Co. PLC	1,119
197	Pfizer, Inc.	7,557
423	Roche Holding AG, Sponsored ADR	18,388

		62,106

	Professional Services – 0.3%
56	Exponent, Inc.	3,938
20	Insperity, Inc.	954
57	Korn Ferry	1,643
33	ManpowerGroup, Inc.	2,450
27	Nielsen Holdings PLC	398
19	Verisk Analytics, Inc.	2,904

		12,287

	Real Estate Management & Development – 0.1%
37	CBRE Group, Inc., Class A(a)	1,588
29	Jones Lang LaSalle, Inc.	3,062

		4,650

	REITs - Apartments – 0.4%
102	American Campus Communities, Inc.	3,599
8	AvalonBay Communities, Inc.	1,304
66	Camden Property Trust	5,813
39	Equity Residential	2,537
11	Essex Property Trust, Inc.	2,685
3	Mid-America Apartment Communities, Inc.	336

		16,274

	REITs -Diversified – 0.2%
15	Crown Castle International Corp.	2,391
12	Digital Realty Trust, Inc.	1,794
3	Equinix, Inc.	2,026
100	Weyerhaeuser Co.	2,187

		8,398

	REITs—Health Care – 0.2%
35	Ventas, Inc.	1,132
106	Welltower, Inc.	5,431

		6,563

	REITs - Hotels – 0.1%
116	Host Hotels & Resorts, Inc.	1,428
300	Park Hotels & Resorts, Inc.	2,853

		4,281

	REITs - Office Property – 0.6%
17	Boston Properties, Inc.	1,652
154	Corporate Office Properties Trust	4,069

Shares	Description	Value (†)
Common Stocks – continued

	REITs - Office Property – continued
174	Douglas Emmett, Inc.	$5,305
232	Easterly Government Properties, Inc.	6,243
77	Kilroy Realty Corp.	4,794

		22,063

	REITs - Storage – 0.0%
26	Iron Mountain, Inc.	629
5	Public Storage	927

		1,556

	REITs - Warehouse/Industrials – 0.1%
49	CyrusOne, Inc.	3,437

	Road & Rail – 0.5%
16	Kansas City Southern	2,089
46	Norfolk Southern Corp.	7,870
45	Ryder System, Inc.	1,593
49	Union Pacific Corp.	7,830

		19,382

	Semiconductors & Semiconductor Equipment – 2.4%
17	Advanced Micro Devices, Inc.(a)	891
57	Applied Materials, Inc.	2,832
32	Cabot Microelectronics Corp.	3,921
59	Cirrus Logic, Inc.(a)	4,460
43	Cree, Inc.(a)	1,855
183	First Solar, Inc.(a)	8,054
77	Ichor Holdings Ltd.(a)	1,917
199	Intel Corp.	11,936
83	NVIDIA Corp.	24,259
132	QUALCOMM, Inc.	10,384
45	Silicon Laboratories, Inc.(a)	4,375
125	Texas Instruments, Inc.	14,509
15	Universal Display Corp.	2,252

		91,645

	Software – 3.9%
28	Adobe, Inc.(a)	9,902
150	Autodesk, Inc.(a)	28,069
34	Blackbaud, Inc.	1,879
46	Bottomline Technologies, Inc.(a)	1,915
10	Citrix Systems, Inc.	1,450
15	Fair Isaac Corp.(a)	5,294
27	LogMeIn, Inc.	2,307
153	Microsoft Corp.	27,419
39	NortonLifeLock, Inc.	830
505	Oracle Corp.	26,750
42	PTC, Inc.(a)	2,909
30	Qualys, Inc.(a)	3,163
107	salesforce.com, Inc.(a)	17,329

Shares	Description	Value (†)
Common Stocks – continued

	Software – continued
129	Workday, Inc., Class A(a)	$19,853

		149,069

	Specialty Retail – 0.9%
33	Aaron’s, Inc.	1,053
104	American Eagle Outfitters, Inc.	827
37	Asbury Automotive Group, Inc.(a)	2,498
14	Best Buy Co., Inc.	1,074
19	Five Below, Inc.(a)	1,713
56	Home Depot, Inc. (The)	12,310
27	Lithia Motors, Inc., Class A	2,985
33	Lowe’s Cos., Inc.	3,457
29	Monro, Inc.	1,609
8	Tiffany & Co.	1,012
37	TJX Cos., Inc. (The)	1,815
38	Williams-Sonoma, Inc.	2,350

		32,703

	Technology Hardware, Storage & Peripherals – 0.8%
53	Apple, Inc.	15,571
444	Hewlett Packard Enterprise Co.	4,467
266	HP, Inc.	4,126
98	NCR Corp.(a)	2,011
33	NetApp, Inc.	1,444
27	Seagate Technology PLC	1,349
18	Western Digital Corp.	829
44	Xerox Holdings Corp.	805

		30,602

	Textiles, Apparel & Luxury Goods – 0.5%
23	Deckers Outdoor Corp.(a)	3,422
46	NIKE, Inc., Class B	4,010
770	Under Armour, Inc., Class A(a)	8,023
84	Wolverine World Wide, Inc.	1,721

		17,176

	Thrifts & Mortgage Finance – 0.1%
337	New York Community Bancorp, Inc.	3,660

	Trading Companies & Distributors – 0.3%
159	Fastenal Co.	5,759
29	GATX Corp.	1,720
17	W.W. Grainger, Inc.	4,685

		12,164

	Water Utilities – 0.4%
80	American Water Works Co., Inc.	9,735
95	Essential Utilities, Inc.	3,970

		13,705

Shares	Description	Value (†)
Common Stocks – continued

	Wireless Telecommunication Services – 0.1%
64	Shenandoah Telecommunications Co.	$3,425

	Total Common Stocks (Identified Cost $2,456,435)	2,310,394

Principal Amount
Bonds and Notes – 3.7%

	Agency Commercial Mortgage-Backed Securities – 0.0%
$957	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	971

	Automotive – 0.1%
2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	1,826
2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	2,044

		3,870

	Banking – 0.5%
2,000	American Express Co., 3.700%, 8/03/2023	2,122
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,022
1,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	1,093
2,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	2,116
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,103
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,136
2,000	HSBC Holdings PLC, 5.100%, 4/05/2021	2,070
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,106
2,000	KeyCorp, MTN, 2.250%, 4/06/2027	1,947
1,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	1,079
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,063
1,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	1,047

		20,904

	Brokerage – 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,079

	Cable Satellite – 0.1%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,133

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Construction Machinery – 0.0%
$1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	$1,026

	Electric – 0.1%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,176

	Financial Other – 0.1%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,033

	Food & Beverage – 0.1%
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,202

	Government Owned - No Guarantee – 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	3,100

	Health Insurance – 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,238
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,365

		3,603

	Healthcare – 0.1%
1,000	CVS Health Corp., 4.300%, 3/25/2028	1,134
2,000	McKesson Corp., 3.950%, 2/16/2028	2,220
1,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	1,051

		4,405

	Independent Energy – 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	1,885

	Integrated Energy – 0.1%
1,000	BP Capital Markets PLC, 3.814%, 2/10/2024	1,063
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,435

		2,498

	Midstream – 0.1%
2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	1,963
1,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	1,050

		3,013

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – 0.8%
$14,415	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	$15,215
10,037	FNMA, 3.500%, with various maturities in 2049(c)	10,594
3,951	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	4,206
1,999	FNMA, 4.500%, with various maturities from 2048 to 2049(c)	2,154

		32,169

	Oil Field Services – 0.1%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,017

	Pharmaceuticals – 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,174
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,057

		4,231

	Railroads – 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	2,121

	Technology – 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,070
2,000	International Business Machines Corp., 4.000%, 6/20/2042	2,353
2,000	Oracle Corp., 2.950%, 5/15/2025	2,148
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,197
2,000	VMware, Inc., 2.950%, 8/21/2022	2,029

		9,797

	Treasuries – 0.6%
1,000	U.S. Treasury Bond, 2.500%, 5/15/2046	1,272
3,000	U.S. Treasury Bond, 2.875%, 11/15/2046	4,089
4,000	U.S. Treasury Bond, 3.000%, 5/15/2045	5,496
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,404
2,000	U.S. Treasury Bond, 3.000%, 2/15/2049	2,834
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,581
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,613

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Treasuries – continued
$2,000	U.S. Treasury Bond, 4.500%, 2/15/2036	$3,095
2,000	U.S. Treasury Bond, 5.250%, 2/15/2029	2,805
1,000	U.S. Treasury Note, 2.000%, 11/15/2026	1,097
2,000	U.S. Treasury Note, 2.125%, 12/31/2022	2,100

		27,386

	Wireless – 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,595

	Wirelines – 0.1%
2,000	AT&T, Inc., 3.400%, 5/15/2025	2,118
1,000	AT&T, Inc., 3.875%, 1/15/2026	1,086
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 2.792%, 5/15/2025(d)	1,983

		5,187

	Total Bonds and Notes (Identified Cost $137,010)	141,401

Shares
Exchange-Traded Funds – 16.6%
7,440	iShares® ESG MSCI EAFE ETF	417,756
7,156	iShares® ESG MSCI Emerging Markets ETF	210,386

	Total Exchange-Traded Funds (Identified Cost $701,452)	628,142

Affiliated Mutual Funds – 18.6%
5,553	Mirova Global Green Bond Fund, Class N	58,081
59,254	Mirova International Sustainable Equity Fund, Class N	645,278

	Total Affiliated Mutual Funds (Identified Cost $721,595)	703,359

	Total Investments – 100.0% (Identified Cost $4,016,492)	3,783,296
	Other assets less liabilities – 0.0%	1,341

	Net Assets – 100.0%	$3,784,637

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.
In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.
Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.
Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.
Mutual Funds are valued at net asset value.
Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of April 30, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of April 30, 2020 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2020, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$67,160	$7,485	$15,421	$759	$(1,902)	$58,081	$155
Mirova International Sustainable Equity Fund, Class N	707,089	28,551	11,414	67	(79,015)	645,278	1,414

	$774,249	$36,036	$26,835	$826	$(80,917)	$703,359	$1,569

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020, at value:

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,310,394	$—	$—	$2,310,394
Bonds and Notes*	—	141,401	—	141,401
Exchange-Traded Funds	628,142	—	—	628,142
Affiliated Mutual Funds	703,359	—	—	703,359

Total Investments	$3,641,895	$141,401	$—	$3,783,296

* Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2020 (Unaudited)

Equity	94.8%
Fixed Income	5.2

Total Investments	100.0
Other assets less liabilities	0.0

Net Assets	100.0%